Loans and Allowance for Credit Losses - Summary of Loans that are Past Due but not Classified as Impaired (Detail) - Financial assets past due but not impaired [member] - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 1,481	$ 1,142
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	496	430
Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	661	476
Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	324	236
90 days or more [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	151	141
90 days or more [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12	19
90 days or more [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	106	84
90 days or more [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	33	38
30-89 days [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,330	1,001
30-89 days [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	484	411
30-89 days [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	555	392
30-89 days [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 291	$ 198